Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Liabilities
Other liabilities as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Current
Due to customers for contract work	￦	813,207	756,316
Advances received		845,652	787,477
Unearned revenue		106,574	62,030
Withholdings		340,107	369,067
Firm commitment liability		11,852	7,566
Others(*1)		14,844	24,375

	￦	2,132,236	2,006,831

Non-current
Advances received	￦	730,505	433,958
Unearned revenue		27,908	22,203
Others(*1)		28,583	129,673

	￦	786,996	585,834

(*1)
As of December 31, 2022, the Company recognized the liabilities assumed amounted to
￦
71,248 million related to unfavorable terms of a customer contract relative to market terms upon the acquisition of Senex Energy Limited.